Capital and Leasing Commitments - Disclosure of Detailed Information About Contracted Commitments Explanatory (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Contractual capital commitments	$ 12,982	$ 15,806	$ 19,569
Not Later than One Year [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Contractual capital commitments	4,286	3,797	3,652
Between One Year and Five Years [Member]
DisclosureOfCapitalAndLeasingCommitmentsLineItems [Line Items]
Contractual capital commitments	$ 8,696	$ 12,009	$ 15,917